Organization and Principal Activities - Schedule of the Elimination of Intercompany Balances and Transactions Among the VIEs and its Subsidiaries (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of the Elimination of Intercompany Balances and Transactions Among the VIEs and its Subsidiaries [Line Items]
Net income from discontinued operation, net of income tax	¥ 172,441	¥ 124,212	¥ 69,773
Net cash used in operating activities from discontinued operation	(289,983)	(74,420)	(68,748)
Net cash (used in)/provided by investing activities from discontinued operation	985	(18,425)	(85,679)
Net cash provided by financing activities from discontinued operation		132,303	¥ 43,422
Current assets held for sale		665,253
Non-current assets held for sale		10,775
Current liabilities held for sale		649,753
Non-current liabilities held for sale		¥ 37,590